UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22767
                                                    -----------

                      First Trust Exchange-Traded Fund VII
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   PRINCIPAL                                                  STATED
     VALUE                     DESCRIPTION                    COUPON       STATED MATURITY      VALUE
---------------  ----------------------------------------  -------------  -----------------  -----------
TREASURY BILLS - 29.3%
$     5,000,000  U.S. Treasury Bill (a)..................       (b)           04/24/14       $ 4,999,915
     10,000,000  U.S. Treasury Bill (a)..................       (b)           06/05/14         9,999,730
     10,000,000  U.S. Treasury Bill (a)..................       (b)           07/17/14         9,998,850
                                                                                             -----------

                 TOTAL INVESTMENTS - 29.3% ................................................   24,998,495
                 (Cost $24,997,357) (c)

                 NET OTHER ASSETS AND LIABILITIES - 70.7% (d) .............................   60,307,805
                                                                                             -----------
                 NET ASSETS - 100.0% ......................................................  $85,306,300
                                                                                             ===========

-----------------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,138 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

(d)   Cash represents $58,187,315 of net other assets and liabilities.



--------------------------------------------------------------------------------

The following futures contracts of the Fund's wholly-owned subsidiary were open at March 31, 2014 (See Note 2B - Futures Contracts in the Notes to Consolidated Quarterly Portfolio of Investments):

                                                                                       UNREALIZED
                                               NUMBER OF     NOTIONAL     EXPIRATION  APPRECIATION/
                                               CONTRACTS       VALUE         DATE     DEPRECIATION
---------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
---------------------------------------------------------------------------------------------------
      Cocoa Futures                               139      $   4,088,900    May-14    $      18,550
      Coffee `C` Futures                           75          4,220,175    Jul-14          842,325
      Copper Futures                              174         12,894,738    May-14          266,187
      Cotton No. 2 Futures                         70          3,133,835    Jul-14          140,415
      Gasoline RBOB  Futures                       60          7,342,083    Jun-14          (85,491)
      KC HRW Wheat Futures                        131          4,309,675    Jul-14          702,712
      Lean Hogs Futures                            37          1,411,400    Apr-14          453,400
      Lean Hogs Futures                           141          7,061,570    Jun-14          111,101
      Natural Gas Futures                         108          4,967,921    Jun-14         (168,401)
      Natural Gas Futures                          34          1,506,970    Apr-14          (20,830)
      Silver Futures                               98         10,532,335    May-14         (853,855)
      Sugar #11 (World) Futures                   288          5,324,782    Apr-14          407,109
      Wheat Futures (CBT)                         149          5,030,762    May-14          163,750
      WTI Crude Futures                            82          8,098,610    May-14          168,630
      WTI Crude Futures                             5            471,640    Aug-14           18,310
                                                           -------------              -------------
                                                           $  80,395,396              $   2,163,912
                                                           =============              =============


          See Notes to Consolidated Quarterly Portfolio of Investments

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Quarterly Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014         PRICES           INPUTS           INPUTS
----------------------------------------------  ---------------  ---------------  ---------------  ---------------
Treasury Bills................................  $    24,998,495  $            --  $    24,998,495  $            --
Futures Contracts ............................        3,292,489        3,292,489               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total.........................................  $    28,290,984  $     3,292,489  $    24,998,495  $            --
                                                ===============  ===============  ===============  ===============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2014        PRICES          INPUTS          INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Futures Contracts.............................  $    (1,128,577) $    (1,128,577) $            --  $            --
                                                ===============  ===============  ===============  ===============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


          See Notes to Consolidated Quarterly Portfolio of Investments

NOTES TO CONSOLIDATED QUARTERLY PORTFOLIO OF INVESTMENTS

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           MARCH 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently offers shares of one fund, the First Trust Global Tactical Commodity Strategy Fund (the "Fund"), which trades under the ticker FTGC on the NASDAQ(R) Stock Market LLC, and commenced operations on October 22, 2013.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. Under normal market conditions, the Fund, through its wholly-owned subsidiary, FT Cayman Subsidiary II (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments"). The Fund will not invest directly in Commodities Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                     2. VALUATION AND INVESTMENT PRACTICES

The Portfolio of Investments includes the accounts on a consolidated basis of the Subsidiary.

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by an independent pricing service approved by the Trust's Board of Trustees.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Board of Trustees or its delegate at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           MARCH 31, 2014 (UNAUDITED)


            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2014, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-traded commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily. Pursuant to the contract, the Subsidiary agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio securities. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

For the period (January 1, 2014 to March 31, 2014), the amount of notional values of futures contracts opened and closed were $145,760,272 and $68,396,833, respectively.

C. INVESTMENT TRANSACTIONS

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VII
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     -----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     -----------------

* Print the name and title of each signing officer under his or her signature.